Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (BALANCE SHEETS) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 56,226	$ 166,652
Restricted cash	$ 122,316
Term deposits		$ 494,065
Short-term investments	$ 2,619	29,384
Prepaid expenses and other current assets	50,321	33,235
Amounts due from related parties	16,484	1,001
Total current assets	403,938	763,203
Long-term investments	810,990	319,656
Other non-current assets	2,313	21,691
TOTAL ASSETS	1,267,833	$ 1,149,153
Current liabilities:
Short-term debt	106,919
Accrued expenses and other current liabilities	29,731	$ 21,961
Promissory notes to related parties	36	37
Income tax payable	6,118	9,217
Total current liabilities	208,751	$ 46,044
Long-term liabilities	122,072
Other non-current liabilities	7,622	$ 730
TOTAL LIABILITIES	338,445	46,774
Equity:
Additional paid-in capital	1,243,083	1,224,393
Accumulated deficit	(357,394)	(137,266)
Accumulated other comprehensive income	37,124	7,774
Total Renren Inc. shareholders' equity	930,544	1,102,638
TOTAL LIABILITIES AND EQUITY	1,267,833	1,149,153
Class A ordinary shares [Member]
Equity:
Ordinary shares	714	720
Class B ordinary shares [Member]
Equity:
Ordinary shares	305	305
Parent Company [Member]
Current assets:
Cash and cash equivalents	5,633	$ 95,485	$ 82,586	$ 153,390
Restricted cash	$ 115,370
Term deposits		$ 139,890
Short-term investments		28,139
Prepaid expenses and other current assets	$ 18,848	3,048
Amounts due from subsidiaries	$ 1,062,047	933,496
Amounts due from related parties		419
Total current assets	$ 1,201,898	1,200,477
Long-term investments	242,099	83,403
Investment in subsidiaries	$ (350,092)	(192,061)
Other non-current assets		18,460
TOTAL ASSETS	$ 1,093,905	$ 1,110,279
Current liabilities:
Short-term debt	100,000
Accrued expenses and other current liabilities	$ 3,135	$ 1,614
Income tax payable		6,027
Total current liabilities	$ 103,135	$ 7,641
Long-term liabilities	53,570
Other non-current liabilities	6,656
TOTAL LIABILITIES	163,361	$ 7,641
Equity:
Additional paid-in capital	1,243,083	1,224,393
Accumulated deficit	(350,682)	(130,554)
Accumulated other comprehensive income	37,124	7,774
Total Renren Inc. shareholders' equity	930,544	1,102,638
TOTAL LIABILITIES AND EQUITY	1,093,905	1,110,279
Parent Company [Member] | Class A ordinary shares [Member]
Equity:
Ordinary shares	714	720
Parent Company [Member] | Class B ordinary shares [Member]
Equity:
Ordinary shares	$ 305	$ 305